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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 3, 2005

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of MFS(R) Cash Reserve Fund, MFS(R) Core Growth Fund, MFS(R) Managed Sectors Fund, MFS(R) New Discovery Fund, MFS(R) Research International Fund, MFS(R) Strategic Growth Fund, MFS(R) Technology Fund and MFS(R) Value Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 45 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2004.

     Please call the undersigned at (617) 954-5822 or Kerilynn Newman at (617) 954-5192 with any questions you may have.

                                        Very truly yours,


                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Counsel

CRB/bjn